INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)
The income tax benefit (provision) consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014

Current	$(1,653,000)	$(5,505,000)
Deferred	(395,000)	(372,000)
Change in valuation allowance	2,048,000	5,877,000

	$-	$-

Reconciliation of Federal Statutory Tax Rate
The following is a reconciliation of the tax derived by applying the U.S. Federal Statutory Rate of 35% to the earnings before income taxes and comparing that to the recorded tax provisions:

	2015		2014
	Amount	%	Amount	%
U.S federal income tax benefit at federal statutory rate	$(806,000)	(36)	$(2,771,000)	(35)
State tax, net of federal tax effect	(135,000)	(6)	(463,000)	(6)
Non-deductible changes in derivative liability and share based transactions	(1,107,000)	(53)	(2,639,000)	(33)
Other	-	-	(4,000)	-
Change in valuation allowance	2,048,000	95	5,877,000	74

	$-	-	$-	-

Schedule of Deferred Tax Assets and Liabilities
The primary components of the Company’s December 31, 2015 and 2014 deferred tax assets, liabilities and related valuation allowance are as follows:

	December 31,	December 31,
	2015	2014

Deferred tax asset for NOL carryforwards	$12,303,000	$10,649,000
Deferred tax liability for intangibles	(165,000)	(165,000)
Share based compensation	4,589,000	4,205,000
Non deductible accrued expenses	10,000	-
Valuation allowance	(16,737,000)	(14,689,000)

	$-	$-